Accounts and notes receivable, net	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts and notes receivable, net
Accounts and notes receivable, net

Accounts and notes receivable, net consist of the following at year end:

	2018	2017
Receivables from franchisees	$55,672	$67,115
Debit and credit card receivables	40,474	48,610
Meal voucher receivables	10,565	11,683
Notes receivable	2,575	3,685
Allowance for doubtful accounts	(24,999)	(19,791)
	$84,287	$111,302